SEGMENT AND GEOGRAPHICAL INFORMATION (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,757	$ 4,666
Number of Operating Segments | Segments	3
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,438	$ 1,479